--------------------------------------------------------------------------------
USLIFE INCOME FUND, INC.

2929 Allen Parkway

Houston, TX 77019


Dear Shareholder,

A number of significant changes have taken place with the Fund since the most recent annual report.

At its Special Meeting of Shareholders held on January 23, 2002, Alfred G. Aldridge, Jr., Richard I. Barr, Susan L. Ciciora, Joel W. Looney and Stephen C. Miller were elected to the Fund's Board of Directors by a majority vote of shareholders. Following the election of the five new Directors, the Fund accepted the resignations of Benjamin Love, Timothy Ebner and Gustavo Gonzales as Directors of the Fund and approved a decrease in the number of Directors of the Fund to five.

In conjunction with the Directors' resignation, the Fund also accepted the resignations of the previous Officers of the Fund and the resignation of The Variable Annuity Life Insurance Company ("VALIC") as investment adviser to the Fund. Subsequently, the Board appointed Stephen C. Miller as President, Chairman of the Board, and Chief Executive Officer, Carl D. Johns as Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer, Stephanie J. Kelley as Secretary, and Nicole L. Murphey as Assistant Secretary.

In response to VALIC's resignation, the Board further approved Fund Administrative Services, LLC ("FAS") as administrator to the Fund and is recommending that shareholders approve Boulder Investment Advisers, LLC ("BIA") and Stewart Investment Advisers ("SIA") as investment advisers to the Fund. The Board resolved that BIA and SIA will serve as interim investment advisers until such time as shareholders approve an ongoing investment advisory contract. BIA and SIA currently serve as the adviser and sub-adviser to the Boulder Total Return Fund, Inc. ("BTF"), a closed-end registered investment company traded on the New York Stock Exchange. FAS will provide the principal offices of the Fund and perform certain essential internal administrative and oversight services to the Fund. Currently, FAS serves as co-administrator to BTF.

The Board is also recommending that shareholders of the Fund approve a number of additional changes, including: a change in the investment objective of the Fund to "total return," the elimination of a number of the Fund's fundamental investment restrictions, change to non-diversified status, and a change in the Fund's name to Boulder Growth & Income Fund, Inc.

Finally, on January 23, 2002, Ernst & Young LLP resigned as the Fund's external auditors. In response to the resignation, the Board considered and approved KPMG LLP as the Fund's auditors for fiscal year 2002.

A special shareholders meeting to vote on the proposed changes and the new investment advisers is being planned for April 26, 2002. In the near future, proxies will be sent to all shareholders with details of the proposed changes.

Sincerely,
/s/ Stephen C. Miller
Stephen C. Miller, President

                                                                              -

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited)
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------

                  CORPORATE BONDS - 96.39%
                  AEROSPACE/DEFENSE - 1.34%
                  BE Aerospace:
 $   75,000        9.50% due 11/01/08...........................   $    65,062
     90,000        8.00% due 03/01/08...........................        75,375
    500,000       Loral Corp., 7.00% due 09/15/23...............       496,455
                                                                   -----------
                                                                       636,892
                                                                   -----------

                  AIRLINES - 0.42%
    120,000       American Airline, 7.80% due 04/01/08..........       117,769
    100,000       Atlas Air Worldwide Holdings, Inc., 9.25% due
                   04/15/08.....................................        82,000
                                                                   -----------
                                                                       199,769
                                                                   -----------

                  APPAREL & PRODUCTS - 0.74%
    350,000       Shop At Home, Inc., 11.00% due 04/01/05.......       353,500
                                                                   -----------
                  AUTO - CARS - 0.79%
    575,000       Prestolite Electric, Inc., 9.63% due
                   02/01/08.....................................       373,750
                                                                   -----------
                  AUTO - ORIGINAL EQUIPMENT - 0.74%
    350,000       Dunlop Standard Aero Holdings, 11.88% due
                   05/15/09.....................................       353,500
                                                                   -----------
                  AUTO - REPLACEMENT PARTS - 0.41%
                  The Pep Boys - Manny, Moe & Jack:
     60,000        6.63% due 05/15/03...........................        57,000
    140,000        6.52% due 07/16/07...........................       137,200
                                                                   -----------
                                                                       194,200
                                                                   -----------
                  BANKS - OTHER - 4.28%
  1,500,000 (/1/) Bank of Scotland, 7.00% due 11/29/49
                   (Cost $1,440,921 purchased on 07/12/99)......     1,512,212
    500,000       Colonial Bank, 9.38% due 06/01/11.............       522,334
                                                                   -----------
                                                                     2,034,546
                                                                   -----------
                  BANKS - REGIONAL - 3.16%
  1,500,000       Zions Institutional Capital Trust A, 8.54% due
                   12/15/26.....................................     1,501,575
                                                                   -----------
                  BROADCASTING - 2.97%
    500,000       Charter Communications Holding, 10.75% due
                   10/01/09.....................................       527,500
    200,000       Cumulus Media, Inc., 10.38% due 07/01/08......       209,500
    400,000 (/2/) Frontiervision Holdings LP., 11.88% due
                   09/15/07.....................................       420,000
    150,000 (/1/) Salem Communications Holding Corp., 9.00% due
                   07/01/11
                   (Cost $150,000 purchased on 06/20/01)........       155,063
    100,000       Sinclair Broadcast Group, Inc., 9.00% due
                   07/15/07.....................................       100,500
                                                                   -----------
                                                                     1,412,563
                                                                   -----------

See notes to financial statements.

-
2

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------

                  CHEMICAL - 0.68%
 $  225,000       Koppers Industry, Inc., 9.88% due 12/01/07....   $   220,500
     25,000       Polymer Group, Inc., 9.00% due 07/01/07.......         7,250
    150,000       Royster-Clark, Inc., 10.25% due 04/01/09......        96,000
                                                                   -----------
                                                                       323,750
                                                                   -----------
                  CONSUMER FINANCE - 0.30%
    150,000       AmeriCredit Corp., 9.25% due 02/01/04.........       144,000
                                                                   -----------
                  CONTAINERS - 0.51%
    340,000       Packaged Ice, Inc., 9.75% due 02/01/05........       244,800
                                                                   -----------
                  DRUGS - 1.68%
    715,000 (/2/) ICN Pharmaceuticals, Inc., 9.75% due
                   11/15/08.....................................       800,800
                                                                   -----------
                  ELECTRICAL EQUIPMENT - 0.79%
                  AMKOR Technologies, Inc.:
     75,000        9.25% due 05/01/06...........................        71,625
    100,000        9.25% due 02/15/08...........................        94,500
    200,000 (/1/) Avista Corp., 9.75% due 06/01/08
                   (Cost $198,642 purchased on 03/29/01)........       208,617
                                                                   -----------
                                                                       374,742
                                                                   -----------
                  ELECTRIC PRODUCTS - 2.01%
  1,000,000       ITT Industrial, Inc., 7.40% due 11/15/25......       956,320
                                                                   -----------
                  ELECTRONIC INSTRUMENTS - 1.97%
  1,000,000       Arrow Electronics, Inc., 7.00% due 01/15/07...       937,990
                                                                   -----------
                  ENTERTAINMENT - 3.29%
     40,000       Argosy Gaming Co., 9.00% due 09/01/11.........        41,900
    350,000 (/1/) Aztar Corp., 9.00% due 08/15/11
                   (Cost $350,000 purchased on 07/18/01)........       364,000
    350,000 (/1/) Callahan Nordrhein-Westfalen, 14.00% due
                   07/15/10
                   (Cost $319,620 purchased on 07/25/01-
                   11/14/01)....................................       231,000
    200,000       Cinemark USA, Inc., 9.63% due 08/01/08........       192,000
     50,000       Hollywood Casino Shreveport, 13.00% due
                   08/01/06.....................................        47,250
    100,000       MTS, Inc., 9.38% due 05/01/05.................        26,000
                  Pegasus Communications Corp.:
     90,000        9.75% due 12/01/06...........................        80,550
    175,000        9.63% due 10/15/05...........................       157,500
    425,000       Riviera Black Hawk, Inc., 13.00% due
                   05/01/05.....................................       425,000
                                                                   -----------
                                                                     1,565,200
                                                                   -----------

See notes to financial statements.

                                                                              -

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------
                  FINANCE COMPANIES - 0.32%
 $  150,000 (/1/) Nexstar Finance, 12.00% due 04/01/08
                   (Cost $149,188 purchased on 04/23/01)........   $   150,000
                                                                   -----------
                  FINANCIAL SERVICES - 6.77%
    150,000 (/1/) Dana Credit Corp., 7.25% due 12/16/02
                   (Cost $147,700 purchased on 07/31/2001)......       147,000
  1,500,000       Doral Financial Corp., 8.50% due 07/08/04.....     1,581,909
    200,000       LaBranche & Co., Inc., 12.00% due 03/02/07....       228,000
    250,000       Ono Finance Plc., 13.00% due 05/01/09.........       189,688
  1,000,000       Royal & Sun Alliance Insurance, 8.95% due
                   10/15/29.....................................     1,072,770
                                                                   -----------
                                                                     3,219,367
                                                                   -----------
                  FUNERAL SERVICES - 0.40%
    175,000 (/1/) Stewart Enterprises, Inc., 10.75% due 07/01/08
                   (Cost $177,223 purchased on 07/12/99 &
                   06/19/01)....................................       189,438
                                                                   -----------
                  HEALTHCARE - 1.85%
    200,000       HealthSouth Corp., 10.75% due 10/01/08........       219,750
    160,000       Iasis Healthcare Corp., 13.00% due 10/15/09...       172,800
    500,000       Universal Hospital Services, 10.25% due
                   03/01/08.....................................       487,500
                                                                   -----------
                                                                       880,050
                                                                   -----------
                  HOSPITAL MANAGEMENT - 0.55%
    250,000       Manor Care, Inc., 7.50% due 06/15/06..........       261,732
                                                                   -----------
                  HOSPITAL SUPPLIES - 0.32%
    150,000       Physician Sales & Service, 8.50% due
                   10/01/07.....................................       150,000
                                                                   -----------
                  INFORMATION PROCESSING - DATA SERVICES - 1.45%
    500,000       Citizens Communications, Inc., 8.50% due
                   05/15/06.....................................       534,675
                  Comdisco, Inc.:
     50,000 (/3/)  6.38% due 11/30/01...........................        38,000
    150,000 (/3/)  6.13% due 08/01/01...........................       114,000
     10,000 (/3/) PSInet, Inc., 11.00% due 08/01/09.............           775
                                                                   -----------
                                                                       687,450
                                                                   -----------
                  INFORMATION PROCESSING - NETWORKING - 0.55%
    400,000 (/3/) Condor Systems, Inc., 11.88% due 05/01/09.....        40,000
    200,000 (/1/) Mediacom Broadband LLC., 11.00% due 07/15/06
                   (Cost $200,000 purchased on 06/22/01)........       219,500
                                                                   -----------
                                                                       259,500
                                                                   -----------

See notes to financial statements.

-
4

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------
                  INSURANCE - LIFE - 0.09%
 $  100,000       Conseco, Inc., 10.75% due 06/15/08............   $    44,400
                                                                   -----------
                  INSURANCE - MULTILINE - 2.69%
  1,300,000 (/1/) Zurich Capital Trust, 8.38% due 06/01/37
                   (Cost $1,477,400 purchased on 11/20/97)......     1,278,770
                                                                   -----------
                  LEISURE TIME - 1.00%
    250,000       Hollywood Park, Inc., 9.25% due 02/15/07......       216,250
    250,000       Speedway Motorsports, 8.50% due 08/15/07......       257,500
                                                                   -----------
                                                                       473,750
                                                                   -----------
                  LODGING - 1.41%
                  Crown Castle International Corp:
    250,000        10.75% due 08/01/11..........................       244,375
     40,000        9.38% due 08/01/11...........................        36,800
    150,000       HMH Properties, 7.88% due 08/01/08............       138,750
    250,000       Prime Hospitality Corp., 9.75% due 04/01/07...       251,875
                                                                   -----------
                                                                       671,800
                                                                   -----------
                  MACHINERY - CONSTRUCTION & CONTRACTS - 1.01%
    150,000       Calpine Corp., 8.75% due 07/15/07.............       135,750
    650,000       Grove Worldwide LLC., 9.25% due 05/01/08......        13,000
    200,000       Lennar Corp., 9.95% due 05/01/10..............       220,500
    130,000       National Equipment Services, Inc., 10.00% due
                   11/30/04.....................................       110,500
                                                                   -----------
                                                                       479,750
                                                                   -----------
                  MACHINERY - INDUSTRIAL/SPECIALTY - 0.06%
     60,000       Park-Ohio Industries, Inc., 9.25% due
                   12/01/07.....................................        29,400
                                                                   -----------
                  MEDICAL TECHNOLOGY - 0.27%
    125,000       Pharmerica, Inc., 8.38% due 04/01/08..........       129,375
                                                                   -----------
                  MERCHANDISE - DRUG - 1.19%
    150,000       Express Scripts, Inc., 9.63% due 06/15/09.....       165,375
                  Rite Aid Corp.:
    200,000 (/1/)  11.25% due 07/01/08 (Cost $200,000 purchased
                   on 06/20/01).................................       196,000
    290,000        6.88% due 08/15/13...........................       203,000
                                                                   -----------
                                                                       564,375
                                                                   -----------
                  MERCHANDISE - SPECIALTY - 1.96%
  1,000,000       American Greetings Corp., 6.10% due 08/01/28..       806,060
    125,000       BIG 5 Corp., 10.88% due 11/15/07..............       122,500
                                                                   -----------
                                                                       928,560
                                                                   -----------

See notes to financial statements.

                                                                              -

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------
                  MERCHANDISING - DEPARTMENT - 0.25%
 $  120,000       True Temper Sports, Inc., 10.88% due
                   12/01/08.....................................   $   121,200
                                                                   -----------
                  MERCHANDISING - FOOD - 0.64%
    150,000       Fleming Companies, Inc., 10.13% due 04/01/08..       151,500
    150,000 (/1/) Smithfield Foods, Inc., 8.00% due 10/15/09
                   (Cost $150,000 purchased on 10/17/01)........       154,500
                                                                   -----------
                                                                       306,000
                                                                   -----------
                  MERCHANDISING - MASS - 3.56%
  2,500,000       K Mart Funding, 9.44% due 07/01/18............     1,693,975
                                                                   -----------
                  METALS - STEEL - 3.96%
    200,000       AK Steel Corp., 7.88% due 02/15/09............       197,000
    500,000       Inco Limited., 9.60% due 06/15/22.............       522,670
    100,000       National Steel Corp., 9.88% due 03/01/09......        35,000
  1,000,000       Phelps Dodge Corp., 8.75% due 06/01/11........       979,537
    150,000       Russel Metals, Inc., 10.00% due 06/01/09......       149,250
                                                                   -----------
                                                                     1,883,457
                                                                   -----------
                  MISCELLANEOUS - 0.21%
    100,000       Pierce Leahy, 8.13% due 05/15/08..............       101,000
                                                                   -----------
                  NATURAL GAS - DIVERSIFIED - 0.56%
    250,000       Leviathan Gas Pipeline Partner, 10.38% due
                   06/01/09.....................................       265,000
                                                                   -----------
                  OIL - INTEGRATED DOMESTIC - 1.30%
                  Tesoro Petroleum Corp.:
    150,000 (/1/)  9.63% due 11/01/08 (Cost $150,000 purchased
                   on 11/01/01).................................       154,661
    225,000        9.00% due 07/01/08...........................       226,687
    200,000       USX-Marathon Group, 9.13% due 01/15/13........       234,832
                                                                   -----------
                                                                       616,180
                                                                   -----------

See notes to financial statements.

-
6

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------

                  OIL - SERVICES - 0.75%
 $   40,000       Grey Wolf, Inc., 8.88% due 07/01/07...........   $    39,000
    100,000 (/1/) Hanover Equipment Trust, 8.50% due 09/01/08
                   (Cost $100,000 purchased on 08/16/01)........       104,000
    300,000       Unova, Inc., 6.88% due 03/15/05...............       162,000
     50,000 (/1/) WestPort Resourses Corp., 8.25% due 11/01/11
                   (Cost $50,000 purchased on 10/31/01).........        50,500
                                                                   -----------
                                                                       355,500
                                                                   -----------
                  OIL/GAS PRODUCERS - 1.38%
    195,000       Frontier Oil Corp., 11.75% due 11/15/09.......       206,700
    250,000       KCS Energy, Inc., 8.88% due 01/15/06..........       197,500
     25,000       R & B Falcon Corp., 9.50% due 12/15/08........        28,615
    220,000       Swift Energy Co., 10.25% due 08/01/09.........       222,200
                                                                   -----------
                                                                       655,015
                                                                   -----------
                  PAPER/FOREST PRODUCTS - 7.41%
    225,000       Bear Island LLC, 10.00% due 12/01/07..........       213,750
  2,300,000       Boise Cascade Co., 7.99% due 09/13/13.........     2,127,937
    335,000       Buckeye Technologies, Inc., 8.50% due
                   12/15/05.....................................       323,275
    500,000       Georgia-Pacific Corp., 9.63% due 03/15/22.....       506,560
    400,000       Specialty Paperboard, 9.38% due 10/15/06......       352,000
                                                                   -----------
                                                                     3,523,522
                                                                   -----------
                  POLLUTION CONTROL - 0.59%
    270,000       Allied Waste North America, Inc., 10.00% due
                   08/01/09.....................................       276,750
  1,000,000 (/3/) Safety-Kleen Services, 9.25% due 06/01/08.....         4,740
                                                                   -----------
                                                                       281,490
                                                                   -----------
                  PUBLISHING - NEWS - 2.14%
  1,000,000       News America Holdings, Inc., 8.15% due
                   10/17/36.....................................     1,018,050
                                                                   -----------
                  RAILROAD - 1.96%
  1,000,000       Stagecoach Holdings, 8.63% due 11/15/09.......       931,190
                                                                   -----------
                  RESTAURANTS - 0.55%
     55,000       Perkins Family Restaurants, 10.13% due
                   12/15/07.....................................        51,769
    200,000       Tricon Global Restaurants, Inc., 8.88% due
                   04/15/11.....................................       212,000
                                                                   -----------
                                                                       263,769
                                                                   -----------

See notes to financial statements.

                                                                              -

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE                                                         MARKET VALUE
 ---------                                                         ------------

                  SAVINGS & LOAN - 3.01%
 $1,200,000 (/1/) Ahmanson Capital Trust, 8.36% due 12/01/26
                   (Cost $1,246,174 purchased on 07/10/97)......    $1,198,392
    250,000       Western Financial Savings, 8.88% due
                   08/01/07.....................................       230,720
                                                                    ----------
                                                                     1,429,112
                                                                    ----------
                  TELECOMMUNICATIONS - 9.30%
    150,000 (/3/) 360Networks, Inc., 13.00% due 05/01/08........           188
    200,000       American Cellular Corp., 9.50% due 10/15/09...       194,000
     75,000       American Tower Corp., 9.38% due 02/01/09......        59,438
    300,000       Amphenol Corp., 9.88% due 05/15/07............       319,500
    100,000 (/1/) AT&T Wireless Services, 7.88% due 03/01/11
                   (Cost $99,760 purchased on 03/01/01).........       106,590
    200,000 (/2/) Benedek Communications, 13.25% due 05/15/06...       142,000
    260,000 (/1/) Ekabel Hessen, 14.50% due 09/01/10
                   (Cost $206,239 & $53,769 purchased on
                   09/14/00 & 12/19/00).........................       122,200
    325,000       GCI, Inc., 9.75% due 08/01/07.................       316,875
    500,000       Koninklijke KPN NV - ADR, 8.00% due 10/01/10..       506,725
     75,000       Lodgenet Entertainment Corp., 10.25% due
                   12/15/06.....................................        75,000
  1,125,000       Marconi Corp., Plc, 7.75% due 09/15/10........       587,844
    150,000       Nextel Communications, Inc., 9.38% due
                   11/15/09.....................................       116,250
    170,000       Northland Cable Television, 10.25% due
                   11/15/07.....................................       130,900
    250,000 (/1/) Triton PCS, Inc., 8.75% due 11/15/11
                   (Cost $250,000 purchased on 11/07/01)........       250,000
    100,000       Telewest Communications, Plc., 11.00% due
                   10/01/07.....................................       103,500
    350,000 (/1/) United Pan Europe, 11.25% due 02/01/10
                   (Cost $336,361 purchased on 01/14/00)........        56,000
    190,000       Versatel Telecom International, 13.25% due
                   05/15/08.....................................        66,500
    250,000 (/1/) WCG Note Trust, 8.25% due 03/15/04
                   (Cost $250,000 purchased on 03/22/01)........       244,553
  1,000,000       WorldCom, Inc., 7.50% due 05/15/11............     1,024,080
                                                                    ----------
                                                                     4,422,143
                                                                    ----------
                  UTILITIES - ELECTRIC - 9.99%
                  AES Corp.:
     50,000        8.75% due 12/15/02...........................        49,250
    150,000        8.75% due 06/15/08...........................       132,000
    625,000       AES Drax Energy, Ltd., 11.50% due 08/30/10....       418,750
    900,000       Boston Edison., 8.25% due 09/15/22............       924,615
    200,000       Calpine Canada, 8.50% due 05/01/08............       182,925
    865,000       Commonwealth Edison, 8.38% due 09/15/22.......       899,617
    500,000 (/1/) Edison Mission Energy, 10.00% due 08/15/08
                   (Cost $500,000 purchased on 08/07/01)........       519,675
  1,000,000 (/1/) PSEG Energy Holdings, 8.50% due 06/15/11
                   (Cost $998,230 purchased on 06/27/01)........       981,650
    600,000       Toledo Edison MTNA, 9.22% due 12/15/21........       647,538
                                                                    ----------
                                                                     4,756,020
                                                                    ----------

See notes to financial statements.

-
8

--------------------------------------------------------------------------------
Schedule of Investments (Unaudited) - continued
December 31, 2001

 PAR VALUE,
 WARRANTS,
 OR SHARES                                                         MARKET VALUE
 ----------                                                        ------------

                       UTILITIES - 0.86%
                       Amerigas Partner:
 $  100,000 (/1/)       10.00% due 04/15/06 (Cost $99,509
                        purchased on 03/28/01)..................   $   105,500
     50,000 (/1/)        8.88% due 05/20/11 (Cost $50,000
                        purchased on 08/16/01)..................        52,000
    100,000            ESI Tractebel Acq Corp., 7.99% due
                        12/30/11................................       100,700
    200,000 (/1/)      Northern Natural Gas Company, 6.75% due
                        09/15/08
                        (Cost $173,075 purchased on 12/04/01)...       154,092
                                                                   -----------
                                                                       412,292
                                                                   -----------
                       TOTAL CORPORATE BONDS
                        (Cost $49,442,703)......................    45,840,529
                                                                   -----------
                       PROMISSORY NOTE - 0.04%
                       HEALTHCARE
  1,720,000 (/3/)      Kuala Healthcare, Inc., 6.00% due
                        08/31/03 (Cost $1,668,400)..............        17,200
                                                                   -----------
                       WARRANTS - 0.02%
      1,500 (/1/)(/4/) Ono Finance Plc., expiring 05/31/09 (Cost
                        $0 purchased on 11/04/99)...............         7,500
                                                                   -----------
                       PREFERRED STOCK - 1.06%
                       BROADCASTING
      3,500            Adelphia Communications..................       353,500
      1,500            Sinclair Capital.........................       151,500
                                                                   -----------
                       (Cost $487,125)..........................       505,000
                                                                   -----------
                       SHORT TERM INVESTMENTS - 0.43%
                       REPURCHASE AGREEMENT
    206,000            State Street Bank, 1.65% dated 12/31/01,
                        to be repurchased at $206,019 on
                        01/02/02, collateralized by
                        Federal Home Loan Mortgage Association
                        Note, 2.21%, 11/26/02, with a market
                        value of $214,270 (Cost $206,000).......       206,000
                                                                   -----------
                       TOTAL INVESTMENTS - 97.94% (Cost
                        $51,804,228)............................    46,576,229
                                                                   -----------
                       Other assets less liabilities - 2.06%....       978,289
                                                                   -----------
                       NET ASSETS - 100.00%.....................   $47,554,518
                                                                   -----------
             ---------------
            (/1/)      Securities exempt from registration under
                       Rule 144A of the Securities Act of 1933.
                       These securities may be sold in
                       transaction exempt from registration,
                       normally to qualified institutional
                       buyers. At the December 31, 2001. The
                       aggregate value of these securities was
                       $8,913,413 representing 18.74% of net
                       asset.
            (/2/)      Security is a "step-up" bond where the
                       coupon rate increase or steps up at a
                       predetermined date. Rate shown reflects
                       the increased rate.
            (/3/)      Non-income producing--issuer filed for
                       protection under Federal Bankruptcy Code
                       or is in default of interest payments.
            (/4/)      Non-income producing security

See notes to financial statements.

                                                                              -

--------------------------------------------------------------------------------
Statement of Assets and Liabilities (Unaudited)

December 31, 2001

ASSETS
Investments at market (See Note 1):
  (Cost $51,598,228)..............................................  $46,370,229
  Repurchase agreement (Cost $206,000)............................      206,000
Cash..............................................................          749
Dividend and interest receivable..................................    1,199,766
Other assets......................................................       95,508
                                                                    -----------
   TOTAL ASSETS...................................................   47,872,252
                                                                    -----------

LIABILITIES
Directors' deferred compensation..................................      189,618
Legal & audit fees................................................       31,469
Transfer agent fees...............................................        9,100
Report to shareholders............................................       29,000
Payable to affiliates:
  Advisory fees...................................................       27,311
  Accounting services.............................................       12,500
Other liabilities.................................................       18,736
                                                                    -----------
   TOTAL LIABILITIES..............................................      317,734
                                                                    -----------
NET ASSETS (equivalent to $8.40 per share on 5,663,892 shares out-
 standing)........................................................  $47,554,518
                                                                    -----------

NET ASSETS REPRESENTED BY:
Common stock, $1.00 par value
 (10,000,000 shares authorized; 5,663,892 shares outstanding).....  $ 5,663,892
Additional paid in capital........................................   52,577,714
Accumulated net realized loss on investments......................   (6,163,158)
Undistributed net investment income...............................      704,069
Unrealized depreciation on investments............................   (5,227,999)
                                                                    -----------
NET ASSETS........................................................  $47,554,518
                                                                    -----------


See notes to financial statements.

--
10

--------------------------------------------------------------------------------
Statement of Operations (Unaudited)

For the Six Months Ended December 31, 2001

INVESTMENT INCOME:
Interest........................................................... $ 2,590,811
Dividends..........................................................      31,469
                                                                    -----------
                                                                      2,622,280
                                                                    -----------

EXPENSES:
Advisory fees......................................................     172,491
Legal & audit fees.................................................      83,057
Transfer agent fees and expenses...................................      20,693
Treasury and secretarial services..................................      25,000
Directors' fees....................................................      31,706
Report to shareholders.............................................       8,344
New York Stock Exchange listing fees...............................      10,314
Interest on Directors' deferred compensation.......................       5,336
Custodian fees.....................................................       1,369
Proxy expenses.....................................................     116,481
Miscellaneous......................................................       5,974
                                                                    -----------
  Total expenses...................................................     480,765
                                                                    -----------
NET INVESTMENT INCOME..............................................   2,141,515
                                                                    -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments...................................  (1,571,778)
Net unrealized depreciation on investments.........................     (79,476)
                                                                    -----------
  Net realized and unrealized loss on investments..................  (1,651,254)
                                                                    -----------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS................... $   490,261
                                                                    -----------

--------------------------------------------------------------------------------

Statement of Changes in Net Assets (Unaudited)

                                                   Six Months Ended Year Ended
                                                     December 31,    June 30,
                                                         2001          2001
                                                   ---------------- -----------
OPERATIONS:
Net investment income............................    $ 2,141,515    $ 3,994,351
Net realized loss on investments.................     (1,571,778)    (2,913,272)
Net unrealized appreciation (depreciation) on in-
 vestments.......................................        (79,476)     1,152,798
                                                     -----------    -----------
  Increase in net assets resulting from opera-
   tions.........................................        490,261      2,233,877
                                                     -----------    -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................     (1,925,723)    (4,010,505)
                                                     -----------    -----------
Capital Stock Transactions:
  Proceeds from capital stock issued for distri-
   butions reinvested............................         --            175,683
                                                     -----------    -----------
TOTAL DECREASE IN NET ASSETS.....................     (1,435,462)    (1,600,945)
                                                     -----------    -----------
NET ASSETS:
Beginning of period..............................     48,989,980     50,590,925
                                                     -----------    -----------
End of period (including undistributed net in-
 vestment income of
 $704,069 and $488,277, respectively)............    $47,554,518    $48,989,980
                                                     -----------    -----------

See notes to financial statements.

                                                                              --

--------------------------------------------------------------------------------
Financial Highlights (Unaudited)

Per share data is for a share of common stock outstanding throughout the period. Total return includes reinvestment of dividends.

                         Six Months Ended
                           December 31,                Year Ended June 30,
                         ----------------    ---------------------------------------------
Per Share Data                 2001           2001      2000      1999     1998     1997
                         ------------------------------------------------------------------
Net asset value at
 beginning of period...      $  8.65         $  8.96   $ 10.07   $ 10.75  $ 10.17  $  9.62
                         ------------------------------------------------------------------
Income (loss) from in-
 vestment operations:
 Net investment
  income...............         0.38            0.70      0.67      0.78     0.75     0.73
 Net realized and
  unrealized gain
  (loss) on
  securities...........        (0.29)          (0.31)    (1.02)    (0.70)    0.59     0.62
                         ------------------------------------------------------------------
  Total income (loss)
   from investment
   operations..........         0.09            0.39     (0.35)     0.08     1.34     1.35
                         ------------------------------------------------------------------
Distributions from net
 investment income.....        (0.34)          (0.70)    (0.76)    (0.76)   (0.76)   (0.80)
                         ------------------------------------------------------------------
Net asset value, end of
 period................      $  8.40         $  8.65   $  8.96   $ 10.07  $ 10.75  $ 10.17
                         ------------------------------------------------------------------
Market value, end of
 period................      $  7.74         $  8.50   $  8.25   $  9.63  $  9.63  $  9.13
                         ------------------------------------------------------------------


Total return*:
Based on market value..       (5.33%)         11.77%    (6.81%)    7.85%   14.01%   10.48%
Based on net asset
 value.................        1.00%           4.41%    (3.70%)    0.64%   13.57%   15.19%


Ratios and supplemental
 data:
Ratio of expenses to
 average net assets....        1.97%(/1/)**    1.82%**   2.51%**   1.12%    1.12%    1.19%
Ratio of net investment
 income to average net
 assets................        8.80%(/1/)      8.03%     7.08%     7.46%    7.11%    7.43%
Portfolio turnover
 rate..................           8%             83%       53%       58%      73%      26%
Number of shares
 outstanding at end of
 period (000's)........        5,664           5,664     5,644     5,644    5,644    5,644
Net assets, end of
 period (000's)........      $47,555         $48,990   $50,591   $56,841  $60,670  $57,417

* Total returns reflect the change in net asset value or market value at the end of each period, assuming that dividends and capital gains distributions, if any, were reinvested in accordance with the Automatic Dividend Investment Plan available to shareholders. Total returns based on net asset value may not be representative of a shareholder's actual total return due to the difference between the net asset value and the current market value of a share as traded on the New York Stock Exchange.

** For the six months ended December 31, 2001 and the years ended June 30, 2001 and 2000, the ratio of expenses to average net assets excluding the costs attributable to a proxy contest and related matters was 1.50%(/1/), 1.26% and 1.55%, respectively.

(/1/) Annualized

--
12

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited)

Note 1 - Significant Accounting Policies
USLIFE Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a closed end diversified management investment company. The Fund's investment objective is to provide a high level of current income through a diversified portfolio composed predominantly of marketable fixed-income securities.

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States ("GAAP"). GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

A.Investment Valuation
 Listed securities are valued at the last reported sale price on the principal exchange on which the security is traded. In the absence of any sales that day, securities are valued at the last reported bid price, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Securities may also be priced by an independent pricing service. Short-term debt securities for which market quotations are readily available are valued at the last reported bid price. However, short-term securities with a remaining maturity of 60 days or less are valued by the amortized cost method which approximates fair market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by, or under authority delegated by the Fund's Board of Directors.

B.Repurchase Agreements
 The Fund may acquire securities subject to repurchase agreements. Under a typical repurchase agreement, the Fund would acquire a debt security for a relatively short period (usually for one day and not more than one week) subject to an obligation of the seller to repurchase and of the Fund to resell the debt security at an agreed-upon higher price, thereby establishing a fixed investment return during the Fund's holding period. Under each repurchase agreement, the Fund receives, as collateral, securities whose market value is at least equal to the repurchase price.

C. Federal Income Taxes
 The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute all of its taxable net investment income and taxable net realized capital gains, in excess of any available capital loss carryovers. Therefore, no Federal income tax provision is required. At December 31, 2001, the Fund had a net capital loss carry forward of approximately $2.0 million expiring through June 30, 2009.

D. Investment Transactions and Related Investment Income
 Investment transactions are accounted for on the trade date. Realized gains and losses are determined on the basis of identified cost. Dividend income, if any, is recorded on the ex-dividend date. Coupon interest income on investments is accrued daily. Prior to July 1, 2001, the Fund did not accrete discounts or amortize premiums for financial reporting purposes. Based on securities held in the Fund on July 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in an adjustment of $202,496 to the cost of investment securities. The Statement of Changes in Net Assets and Financial Highlights for prior periods presented have not been restated to reflect this change in presentation. The effect of the change for the period ended December 31, 2001, is an increase in net investment income of

                                                                              --

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) - continued

 $128,836 and an offsetting increase to unrealized appreciation
 (depreciation) of $113,062 and net realized gain (loss) on investments of $15,774.

E. Distribution to Shareholders
 Distributions to shareholders are recorded on the ex-dividend date.

 Dividends from net investment income, if any, are declared and paid quarterly. Distributions from net realized capital gains, if any, are normally declared and paid annually.

 Investment income and capital gains and losses are recognized in accordance with GAAP. Distributions from net investment income and realized capital gains are based on earnings as determined in accordance with Federal tax regulations which may differ from book basis earnings. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales, interest on defaulted bonds, interest on directors deferred compensation and post-October capital losses.

 At the end of the year, offsetting adjustments to undistributed net investment income, additional paid in capital and accumulated net realized gains (losses) are made to eliminate permanent book/tax differences arising in the current year.

Note 2 - Advisory Fees and Other Transactions with Affiliates
On September 24, 1997, the shareholders of the Fund approved an investment advisory agreement with The Variable Annuity Life Insurance Company ("VALIC"). VALIC is an indirect wholly-owned subsidiary of American International Group, Inc. Certain officers and directors of the Fund are officers and directors of VALIC or affiliates of VALIC. VALIC receives a monthly fee equal to the sum of:
a) 0.04167% of the Fund's adjusted net assets (month end net assets, less net investment income for the month); and b) 2.50% of the Fund's net investment income, minus interest on borrowed funds during the month. For the period ended December 31, 2001, the Fund paid VALIC $172,491 for providing advisory services.

In accordance with the investment advisory agreement, the Fund reimburses VALIC for services performed on behalf of the Fund by the Secretary and the Treasurer and personnel operating under their direction. For the period ended December 31, 2001, the Fund paid VALIC $25,000 for providing these services.

At December 31, 2001, the Fund had a deferred compensation liability to a former Director of the Fund which totaled $189,618, including accrued interest payable by the Fund.

Note 3 - Investment Activity
At December 31, 2001, the identified cost of investments for Federal income tax purposes was $51,859,798 resulting in gross unrealized appreciation of $1,526,214, gross unrealized depreciation of $6,809,783, and net unrealized depreciation of $5,283,569.

For the period ended December 31, 2001, purchases and sales of investments, other than short-term investments, aggregated $4,143,870 and $4,021,271, respectively.

--
14

--------------------------------------------------------------------------------
Notes to Financial Statements (Unaudited) - continued

Note 4 - Quarterly Results of Operations
For the six months ended December 31, 2001 and the year ended June 30, 2001 (000's omitted except for per share data):

                                      2001             2000           2001
                                  Three Months    --------------  -------------
                                     Ended             Three Months Ended
                                 ---------------  -----------------------------
                                  Sept.    Dec.   Sept.   Dec.     Mar.   Jun.
                                 -------  ------  ------ -------  ------ ------
Investment income..............  $ 1,419  $1,203  $1,265 $ 1,339  $1,146 $1,151
Net investment income..........    1,232     910   1,027   1,059     928    980
Net realized and unrealized
 gain (loss) on securities.....   (1,282)   (369)    312  (3,147)  1,689   (614)
Per share of common stock:
  Net investment income........     0.22    0.16    0.18    0.19    0.16   0.17
  Net realized and unrealized
   gain (loss) on securities...    (0.23)  (0.06)   0.06   (0.56)   0.30  (0.11)
Net asset value at end of quar-
 ter...........................  $  8.47  $ 8.40  $ 9.02 $  8.47  $ 8.75 $ 8.65

                                                                              --

--------------------------------------------------------------------------------

USLIFE INCOME FUND, INC.
Supplementary Information


Annual Meeting of Shareholders

The Annual Meeting of Shareholders of the Fund was held on October 30, 2001. Shareholders of the Fund voted on the election of three directors to hold office until their successors are elected and a proposal to approve a new investment advisory agreement between The Variable Annuity Life Insurance Company ("VALIC") and the Fund. The results of the proposals voted on by shareholders of the Fund were as follows:

Election of three directors to the Board.

                                                             In Favor  Withheld
                                                             --------- ---------
Dr. Judith L. Craven........................................ 3,189,228 1,908,815
Dr. Norman Hackerman........................................ 3,177,391 1,920,652
Ben H. Love................................................. 3,189,360 1,908,683

Proposal to approve a new investment advisory agreement between VALIC and the Fund.

                                                                                               Broker
   For                   Against                            Abstain                           Non-Votes
---------               ---------                           -------                           ---------
1,095,085               2,522,617                           106,135                           1,374,026

Special Meeting of Shareholders
A Special Meeting of Shareholders of the Fund was held on January 23, 2002. At this meeting, Alfred G. Aldridge, Jr., Richard I. Barr, Susan L. Ciciora, Joel
W. Looney and Stephen C. Miller were elected to the Fund's Board of Directors. Following the election of the five new Directors, the Fund accepted the resignations of Benjamin Love, Timothy Ebner and Gustavo Gonzales as Directors of the Fund and approved a decrease in the number of Directors of the Fund to five.

The Fund also accepted the resignations of the previous Officers of the Fund, VALIC as investment adviser to the Fund and Ernst & Young, LLP, as external auditors to the Fund. Subsequently, the Board appointed Stephen C. Miller as President, Chairman of the Board, and Chief Executive Officer, Carl D. Johns as Chief Financial Officer, Chief Accounting Officer, Vice President and Treasurer, Stephanie J. Kelley as Secretary, and Nicole L. Murphey as Assistant Secretary.

In response to VALIC's resignation, the Board further approved Fund Administrative Services, LLC ("FAS") as administrator to the Fund and Boulder Investment Advisers, LLC ("BIA") and Stewart Investment Advisers ("SIA") as investment advisers to the Fund. BIA and SIA will serve as interim investment advisers until such time as shareholders consider an ongoing investment advisory contract. FAS will provide the principal offices of the Fund and perform certain internal administrative and oversight services to the Fund.

--
16

--------------------------------------------------------------------------------

AUTOMATIC DIVIDEND INVESTMENT PLAN


Shareholders may elect to enroll in the Fund's Automatic Dividend Investment Plan ("Plan"). All distributions of the Fund's net investment income and net realized short-term and long-term capital gains, if any, will automatically be received or invested in shares of the Fund's common stock at their net asset value or market price plus the cost of brokerage commissions, whichever is lower. Shares will be held by Chase Manhattan Bank, the Plan agent, in an account for each participant in non-certificated form. Participation in the Plan will not relieve participants of any capital gains or income tax payable on dividends or distributions reinvested under the Plan. Participation in the Plan can be terminated at any time up to the next dividend record date by writing to Mellon Investor Services, L.L.C., the Shareholder Servicing Agent for the Fund. Upon termination, stock certificates for full shares will be issued to the participant or, at the participant's direction, sold at the current market price. Any fractional shares at the time of termination will be converted to cash at the current market price. A check for the proceeds, less brokerage commissions and any other costs of sale, will be sent to the participant. For additional information on the Plan, please write:

Mellon Investor Services, L.L.C.
85 Challenger Road, Overpeck Center
Ridgefield Park, NJ 07660
or call 1-800-526-0801.

                                                                              --

--------------------------------------------------------------------------------



                      [This Page Intentionally Left Blank]

--------------------------------------------------------------------------------

BOARD OF DIRECTORS (As of 12/31/2001*)

Timothy J. Ebner
Gustavo E. Gonzales, Jr.
Ben H. Love

OFFICERS  (As of 12/31/2001*)

Steven Guterman, Vice President and Senior Investment Officer
Nori L. Gabert, Vice President and Secretary
Gregory R. Kingston, Treasurer
Todd L. Spillane, Chief Compliance Officer
Katherine Stoner, Assistant Secretary
Kathryn A. Pearce, Assistant Treasurer
Donald H. Guire, Assistant Treasurer

INVESTMENT ADVISOR (As of 12/31/2001*)

The Variable Annuity Life Insurance Company (VALIC)
2929 Allen Parkway
Houston, TX 77019

SHAREHOLDER SERVICE AGENT

Mellon Investor Services, L.L.C.
85 Challenger Road
Overpeck Center
Ridgefield Park, NJ 07660

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

INDEPENDENT AUDITORS As of (12/31/2001*)

Ernst & Young LLP
1221 McKinney Street
Houston, TX 77010

* See Supplemental Information

[American General Logo]

   The Variable Annuity Life Insurance Company (VALIC)
   2929 Allen Parkway . Houston, TX 77019

   VA 10643 VER 12/31/2001

  USLIFE Income
  Fund, Inc.

  Semi-Annual
  Report





  December 31, 2001